COMMITMENTS AND CONTINGENCIES (Details Narrative)																			1 Months Ended	3 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2023 USD ($)	Aug. 22, 2023 USD ($)	May 16, 2023	Mar. 02, 2023 ILS (₪)	Oct. 06, 2022 USD ($)	Oct. 06, 2022 USD ($)	Oct. 03, 2022 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 USD ($)	Feb. 04, 2020 USD ($)	Apr. 28, 2019 USD ($)	Apr. 28, 2019 USD ($)	May 25, 2018 USD ($) shares	Jan. 04, 2018 USD ($) $ / shares	Jan. 04, 2018 USD ($) $ / shares	Jan. 04, 2018 ILS (₪)	Jan. 04, 2018 USD ($) $ / shares shares	Jan. 04, 2018 ILS (₪) shares	Jun. 30, 2012	Jun. 30, 2023 USD ($)	[1]	Mar. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Nov. 01, 2023 USD ($)	Nov. 01, 2023 ILS (₪)	Sep. 30, 2023 ILS (₪)	Jun. 10, 2021 USD ($)
Loss Contingencies [Line Items]
Stock issued during period, value, new issues																				$ 6,558,000				$ 4,324,000
Net loss on trading of common stock										$ 151,000
Gross proceeds from cash fee percentage			7.00%
Gross proceeds from management fee percentage			1.00%
Joseph Mona [Member]
Loss Contingencies [Line Items]
Purchase price of plaintiffs		$ 485,000						$ 485,000	$ 485,000
Device [Member]
Loss Contingencies [Line Items]
Royalties percentage					3.00%	3.00%
Integrated Product [Member]
Loss Contingencies [Line Items]
Royalties percentage					1.50%	1.50%
Securities Purchase Agreement [Member]
Loss Contingencies [Line Items]
Purchase price of plaintiffs																							$ 6,750,000	$ 6,750,000
Israeli Innovation Authority [Member]
Loss Contingencies [Line Items]
Currency exchange rate, description	exchange rate on September 30, 2023 of NIS 1.00 = $0.2614, would be approximately $423			exchange rate on such date of NIS 1.00 = $0.27457, would be approximately $82
Grants receivable	$ 156,000			₪ 300,000,000																			$ 156,000				₪ 1,620,000
Israeli Innovation Authority [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Grants receivable																									$ 27	₪ 109,474
Israeli Innovation Authority [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Royalties payable as percentage of future sales				3.00%																			3.00%	3.00%
Israeli Innovation Authority [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Royalties payable as percentage of future sales				5.00%																			5.00%	3.50%
Israeli Innovation Authority [Member] | CardioSert Ltd [Member]
Loss Contingencies [Line Items]
Repayment of government grants														$ 530,000			$ 530,000
Israeli Innovation Authority [Member] | Nitiloop [Member]
Loss Contingencies [Line Items]
Repayment of government grants					$ 925,000	$ 925,000
Technion Research and Development Foundation Limited [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Royalties payable as percentage of future sales																			1.50%
Technion Research and Development Foundation Limited [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Royalties payable as percentage of future sales																			3.00%
CardioSert Ltd [Member] | Technology [Member]
Loss Contingencies [Line Items]
Payment to acquire intangible assets													$ 250,000		$ 50,000		$ 300,000
Number of common shares issued for acquisition | shares													6,738				6,738	6,738
Number of common shares issued for acquisition, value													$ 74,000				$ 74,000
Buy back amount per patent | $ / shares														$ 1.00	$ 1.00		$ 1.00
Consulting fee description															CardioSert agreed to assist Microbot Israel in the development of the Technology for a minimum of one year, for a monthly consultation fee of NIS40 (or approximately US$11.37, based on an exchange rate of NIS 3.519 to the dollar) covering up to 60 consulting hours per month	CardioSert agreed to assist Microbot Israel in the development of the Technology for a minimum of one year, for a monthly consultation fee of NIS40 (or approximately US$11.37, based on an exchange rate of NIS 3.519 to the dollar) covering up to 60 consulting hours per month	Additionally, the CardioSert Agreement may be terminated by either party upon breach of the other (subject to cure). Until May 2023, Microbot Israel paid CardioSert a monthly consultation fee of NIS40,000 (or approximately US$11, based on an exchange rate of NIS 3.7 to the dollar) covering up to 60 consulting hours per month, relating to the development of the Technology.	Additionally, the CardioSert Agreement may be terminated by either party upon breach of the other (subject to cure). Until May 2023, Microbot Israel paid CardioSert a monthly consultation fee of NIS40,000 (or approximately US$11, based on an exchange rate of NIS 3.7 to the dollar) covering up to 60 consulting hours per month, relating to the development of the Technology.
Monthly consultation fee | ₪																₪ 40,000		₪ 40,000,000
Monthly consultation fee in USD | $ / shares															$ 11.37		$ 11
Currency exchange rate, description															exchange rate of NIS 3.519 to the dollar	exchange rate of NIS 3.519 to the dollar	exchange rate of NIS 3.7 to the dollar	exchange rate of NIS 3.7 to the dollar
CardioSert Ltd [Member] | Minimum [Member] | Technology [Member]
Loss Contingencies [Line Items]
Investments														$ 2,000,000	$ 2,000,000		$ 2,000,000
H.C. Wainwright & Co. LLC [Member]
Loss Contingencies [Line Items]
Monthly consultation fee							$ 565,000
H.C. Wainwright & Co. LLC [Member] | At-the-Market Offering Agreement [Member]
Loss Contingencies [Line Items]
Offering costs																												$ 10,000,000
Stock issued during period, value, new issues					$ 8,000,000	$ 8,000,000
Alliance Investment Management, Ltd. [Member]
Loss Contingencies [Line Items]
Litigation settlement											$ 468,000	$ 468,000
2013 Through June 30, 2022 [Member] | Israeli Innovation Authority [Member]
Loss Contingencies [Line Items]
Total grants obtained																								$ 1,500,000
Two Thousand Thirteen To September Thirty Two Thousand Twenty Three [Member] | Israeli Innovation Authority [Member]
Loss Contingencies [Line Items]
Total grants obtained																							$ 1,656,000

[1]	Net of issuance costs in the amount of $1,075.